Events after the reporting date (Details) ₽ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 RUB (₽)
Events after the reporting date
Dividend approved	$ 19,337,438	₽ 1,411	$ 13,660,424	₽ 1,011